DELAWARE GROUP® GOVERNMENT FUND

Delaware Strategic Income Fund
Delaware Emerging Markets Debt Fund

(each, a "Fund" and collectively, the "Funds")

Supplement to the Funds' Statement of Additional Information
 dated November 28, 2017

The following information replaces the section of the Funds' Statement of Additional Information entitled "Portfolio Managers — Other Accounts Managed":

Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of July 31, 2017 unless otherwise noted. Any accounts managed in a personal capacity appear under "Other Accounts" along with the other accounts managed on a professional basis. The personal account information is current as of Sept. 29, 2017.
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Adam H. Brown
Registered Investment Companies	14	$17.4 billion	0	$0
Other Pooled Investment Vehicles	1	$278.1 million	0	$0
Other Accounts	3	$839.9 million	0	$0
Craig C. Dembek
Registered Investment Companies	9	$3.0 billion	0	$0
Other Pooled Investment Vehicles	2	$121.0 million	2	$121.0 million
Other Accounts	0	$0	0	$0
Paul Grillo
Registered Investment Companies	12	$18.7 billion	0	$0
Other Pooled Investment Vehicles	7	$1.1 billion	0	$0
Other Accounts	7	$985.3 million	0	$0
J. David Hillmeyer
Registered Investment Companies	11	$18.2 billion	0	$0
Other Pooled Investment Vehicles	4	$488.2 million	0	$0
Other Accounts	13	$4.2 billion	1	$1.7 billion
Paul A. Matlack
Registered Investment Companies	10	$3.1 billion	0	$0
Other Pooled Investment Vehicles	7	$925.9 million	0	$0
Other Accounts	1	$105.1 million	0	$0
John P. McCarthy
Registered Investment Companies	15	$19.1 billion	0	$0
Other Pooled Investment Vehicles	1	$278.1 million	0	$0

Other Accounts	3	$839.9 million	0	$0
Mansur Z. Rasul
Registered Investment Companies	1	$21.6 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$51.0 million	1	$51.0 million
Chungwei Hsia
Registered Investment Companies	1	$21.6 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Sean M. Simmons
Registered Investment Companies	1	$21.6 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Please keep this Supplement for future reference.

This Supplement is dated January 10, 2018.